Other current liabilities - Summary of Other Current Liabilities Explanatory (Detail) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Current Liabilities [Abstract]
Due to employees		€ 51,847	€ 26,134
VAT and other taxes		28,609	19,993
Accrued expenses		15,319	19,739
Social security institutions		8,683	9,147
Deferred income		3,591	1,624
Other current liabilities		16,307
Total other current liabilities	€ 145,538	€ 124,356	€ 76,637